UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   20 Dayton Avenue
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren      Greenwich, Connecticut   November 14, 2003
       ------------------------  ------------------------  -----------------
             [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             31
                                               -------------

Form 13F Information Table Value Total:           72,669
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                  FORM 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                         Common Stock   031162100   4,070    63,000  SH       sole                 63,000
-----------------------------------------------------------------------------------------------------------------------------------
Applied Molecular Evolution       Common Stock   03823E108   1,164   135,000  SH       sole                135,000
-----------------------------------------------------------------------------------------------------------------------------------
Ariad Pharmaceuticals Inc         Common Stock   04033A100     331    55,000  SH       sole                 55,000
-----------------------------------------------------------------------------------------------------------------------------------
Astrazeneca PLC                   ADR            046353108   1,519    35,000  SH       sole                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp            Common Stock   101137107   1,108    17,296  SH       sole                 17,296
-----------------------------------------------------------------------------------------------------------------------------------
Cephalon Inc                      Common Stock   156708109   1,511    18,000  SH       sole                 18,000
-----------------------------------------------------------------------------------------------------------------------------------
Esperion Therapeutics Inc         Common Stock   29664R106     644    33,000  SH       sole                 33,000
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   368710406  26,549   331,500  SH       sole                331,500
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   3687119AQ     359       300  SH CALL  sole                    300
-----------------------------------------------------------------------------------------------------------------------------------
Genentech Inc                     Common Stock   3687119AR     206       300  SH CALL  sole                    300
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp                      Common Stock   372917104   1,621    35,000  SH       sole                 35,000
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences Inc               Common Stock   375558103   4,040    72,000  SH       sole                 72,000
-----------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences Inc         Common Stock   444903108   2,992   218,000  SH       sole                218,000
-----------------------------------------------------------------------------------------------------------------------------------
Ilex Oncology Inc                 Common Stock   451923106     838    50,000  SH       sole                 50,000
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                 Common Stock   478160104     658    13,090  SH       sole                 13,090
-----------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co                    Common Stock   532457108   3,758    62,500  SH       sole                 62,500
-----------------------------------------------------------------------------------------------------------------------------------
Medarex Inc                       Common Stock   583916101     236    40,000  SH       sole                 40,000
-----------------------------------------------------------------------------------------------------------------------------------
Millenium Pharmaceuticals         Common Stock   599902103   2,064   133,500  SH       sole                133,500
-----------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics Inc               Common Stock   62855J104   3,517   309,600  SH       sole                309,600
-----------------------------------------------------------------------------------------------------------------------------------
Nabi Pharmaceuticals              Common Stock   629519109     506    60,000  SH       sole                 60,000
-----------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals Inc           Common Stock   671040103   3,767   110,000  SH       sole                110,000
-----------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals Inc           Common Stock   6710419VG     294       700  SH Puts  sole                    700
-----------------------------------------------------------------------------------------------------------------------------------
Progenics Pharmaceuticals In      Common Stock   743187106   1,285    75,000  SH       sole                 75,000
-----------------------------------------------------------------------------------------------------------------------------------
Rigel Pharmaceuticals Inc         Common Stock   766559603     703    48,500  SH       sole                 48,500
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holdings                    Common Stock   771195104   3,400    41,000  SH       sole                 41,000
-----------------------------------------------------------------------------------------------------------------------------------
Sepracor Inc                      Common Stock   817315104   3,318   120,000  SH       sole                120,000
-----------------------------------------------------------------------------------------------------------------------------------
Sepracor Inc                      Common Stock   8173179AF     479       645  SH       sole                    645
-----------------------------------------------------------------------------------------------------------------------------------
Sepracor Inc                      Common Stock   8173189AE     669       700  SH       sole                    700
-----------------------------------------------------------------------------------------------------------------------------------
Sirna Therapeutics Inc            Common Stock   829669100     314    53,500  SH       sole                 53,500
-----------------------------------------------------------------------------------------------------------------------------------
Staar Surgical Co                 Common Stock   852312305     674    63,500  SH       sole                 63,500
-----------------------------------------------------------------------------------------------------------------------------------
Xoma Ltd                          ORD            G9825R107      75    10,000  SH       sole                 10,000
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